Financial Instruments (Details) - Schedule of Warrants Outstanding - shares	Dec. 31, 2022	Dec. 31, 2021
Financial Instruments (Details) - Schedule of Warrants Outstanding [Line Items]
Total warrants	41,254,566	41,254,566
Public [Member]
Financial Instruments (Details) - Schedule of Warrants Outstanding [Line Items]
Total warrants	20,124,748	20,124,748
Private [Member]
Financial Instruments (Details) - Schedule of Warrants Outstanding [Line Items]
Total warrants	21,129,818	21,129,818